UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-05912

MFS SPECIAL VALUE TRUST

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2015

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2015

MFS® SPECIAL VALUE TRUST

PORTFOLIO OF INVESTMENTS

1/31/15 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

Bonds - 62.5%
Aerospace - 1.5%
Bombardier, Inc., 7.75%, 3/15/20 (n)	$55,000	$55,210
Bombardier, Inc., 6.125%, 1/15/23 (n)	30,000	28,350
CPI International, Inc., 8.75%, 2/15/18	150,000	154,125
Gencorp, Inc., 7.125%, 3/15/21	125,000	131,469
Huntington Ingalls Industries, Inc., 7.125%, 3/15/21	185,000	198,875
Huntington Ingalls Industries, Inc., 5%, 12/15/21 (n)	10,000	10,375
Kratos Defense & Security Solutions, Inc., 7%, 5/15/19	40,000	33,200
TransDigm, Inc., 6%, 7/15/22	25,000	24,938
TransDigm, Inc., 6.5%, 7/15/24	60,000	60,750

		$697,292
Apparel Manufacturers - 0.3%
Hanesbrands, Inc., 6.375%, 12/15/20	$60,000	$63,420
PVH Corp., 4.5%, 12/15/22	60,000	60,000

		$123,420
Asset-Backed & Securitized - 0.1%
Citigroup Commercial Mortgage Trust, FRN, 5.713%, 12/10/49	$220,000	$33,361
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25 (i)(z)	21,539	5,169
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39 (i)(z)	152,552	769

		$39,299
Automotive - 2.6%
Accuride Corp., 9.5%, 8/01/18	$150,000	$154,875
Allison Transmission, Inc., 7.125%, 5/15/19 (n)	175,000	182,438
Goodyear Tire & Rubber Co., 6.5%, 3/01/21	140,000	150,325
Goodyear Tire & Rubber Co., 7%, 5/15/22	40,000	43,300
Jaguar Land Rover PLC, 8.125%, 5/15/21 (n)	300,000	331,500
Lear Corp., 4.75%, 1/15/23	80,000	81,000
Lear Corp., 5.25%, 1/15/25	65,000	66,300
Schaeffler Holding Finance B.V., 6.25%, 11/15/19 (n)(p)	200,000	209,500

		$1,219,238
Broadcasting - 1.8%
AMC Networks, Inc., 7.75%, 7/15/21	$101,000	$109,080
Clear Channel Communications, Inc., 9%, 3/01/21	127,000	123,190
Clear Channel Worldwide Holdings, Inc., “A”, 6.5%, 11/15/22	25,000	25,500
Clear Channel Worldwide Holdings, Inc., “B”, 6.5%, 11/15/22	85,000	87,656
Liberty Media Corp., 8.5%, 7/15/29	110,000	120,725
Liberty Media Corp., 8.25%, 2/01/30	35,000	37,888
Netflix, Inc., 5.375%, 2/01/21	70,000	72,450
Nexstar Broadcasting, Inc., 6.875%, 11/15/20	100,000	104,125
Univision Communications, Inc., 6.875%, 5/15/19 (n)	25,000	26,063
Univision Communications, Inc., 7.875%, 11/01/20 (n)	100,000	107,000

		$813,677
Brokerage & Asset Managers - 0.4%
E*TRADE Financial Corp., 6.375%, 11/15/19	$170,000	$181,900

Building - 1.8%
Allegion U.S. Holding Co., Inc., 5.75%, 10/01/21	$140,000	$147,000
Associated Materials LLC, 9.125%, 11/01/17	15,000	12,413
Building Materials Corp. of America, 5.375%, 11/15/24 (n)	75,000	76,125

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par		Value ($)

Bonds - continued
Building - continued
Building Materials Holding Corp., 6.75%, 5/01/21 (n)		$30,000	$32,100
Gibraltar Industries, Inc., 6.25%, 2/01/21		30,000	30,600
HD Supply, Inc., 7.5%, 7/15/20		110,000	115,225
Headwaters, Inc., 7.25%, 1/15/19		70,000	73,150
Headwaters, Inc., 7.625%, 4/01/19		35,000	36,400
Nortek, Inc., 8.5%, 4/15/21		150,000	159,375
Roofing Supply Group LLC/Roofing Supply Finance, Inc., 10%, 6/01/20 (n)		89,000	88,333
USG Corp., 7.875%, 3/30/20 (n)		45,000	48,488

			$819,209
Business Services - 0.5%
Equinix, Inc., 4.875%, 4/01/20		$55,000	$56,100
Equinix, Inc., 5.375%, 1/01/22		25,000	25,875
Equinix, Inc., 5.375%, 4/01/23		35,000	36,313
NeuStar, Inc., 4.5%, 1/15/23		110,000	96,250

			$214,538
Cable TV - 3.3%
Altice Financing S.A., 7.875%, 12/15/19 (n)		$200,000	$211,600
CCO Holdings LLC/CCO Holdings Capital Corp., 8.125%, 4/30/20		120,000	126,300
CCO Holdings LLC/CCO Holdings Capital Corp., 6.5%, 4/30/21		60,000	63,150
CCO Holdings LLC/CCO Holdings Capital Corp., 5.75%, 1/15/24		105,000	106,444
Cequel Communications Holdings, 6.375%, 9/15/20 (n)		65,000	67,600
DISH DBS Corp., 6.75%, 6/01/21		60,000	65,175
DISH DBS Corp., 5%, 3/15/23		90,000	88,425
DISH DBS Corp., 5.875%, 11/15/24		30,000	30,150
Intelsat Jackson Holdings S.A., 6.625%, 12/15/22		105,000	107,625
Intelsat Jackson Holdings S.A., 5.5%, 8/01/23		110,000	108,625
Intelsat Luxembourg S.A., 8.125%, 6/01/23		90,000	90,900
LGE Holdco VI B.V., 7.125%, 5/15/24 (z)	EUR	100,000	127,831
SIRIUS XM Radio, Inc., 4.25%, 5/15/20 (n)		$10,000	9,750
SIRIUS XM Radio, Inc., 5.875%, 10/01/20 (n)		10,000	10,250
SIRIUS XM Radio, Inc., 4.625%, 5/15/23 (n)		60,000	56,250
SIRIUS XM Radio, Inc., 6%, 7/15/24 (n)		50,000	51,375
Unitymedia KabelBW GmbH, 6.125%, 1/15/25 (n)		200,000	210,500

			$1,531,950
Chemicals - 1.7%
Celanese U.S. Holdings LLC, 5.875%, 6/15/21		$63,000	$67,568
Celanese U.S. Holdings LLC, 4.625%, 11/15/22		20,000	19,950
Hexion U.S. Finance Corp., 6.625%, 4/15/20		40,000	37,575
Hexion U.S. Finance Corp./Hexion Nova Scotia Finance, 8.875%, 2/01/18		120,000	102,900
Huntsman International LLC, 8.625%, 3/15/21		100,000	107,500
INEOS Group Holdings S.A., 5.875%, 2/15/19 (n)		200,000	190,000
PSPC Escrow Corp., 6.5%, 2/01/22 (n)		50,000	51,000
Tronox Finance LLC, 6.375%, 8/15/20		155,000	153,450
W.R. Grace & Co., 5.125%, 10/01/21 (n)		40,000	41,600

			$771,543
Computer Software - 0.2%
Syniverse Holdings, Inc., 9.125%, 1/15/19		$40,000	$41,700
VeriSign, Inc., 4.625%, 5/01/23		35,000	34,781

			$76,481

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Computer Software - Systems - 0.4%
Audatex North America, Inc., 6%, 6/15/21 (n)	$45,000	$46,800
CDW LLC/CDW Finance Corp., 8.5%, 4/01/19	29,000	30,494
CDW LLC/CDW Finance Corp., 6%, 8/15/22	50,000	52,500
CDW LLC/CDW Finance Corp., 5.5%, 12/01/24	40,000	40,300

		$170,094
Conglomerates - 1.3%
Amsted Industries Co., 5%, 3/15/22 (n)	$105,000	$103,688
BC Mountain LLC, 7%, 2/01/21 (n)	85,000	73,950
Dynacast International LLC, 9.25%, 7/15/19	75,000	80,344
EnPro Industries, Inc., 5.875%, 9/15/22 (n)	75,000	76,500
Entegris, Inc., 6%, 4/01/22 (n)	125,000	126,250
Renaissance Acquisition, 6.875%, 8/15/21 (n)	145,000	138,475

		$599,207
Construction - 0.2%
Empresas ICA S.A.B. de C.V., 8.9%, 2/04/21	$125,000	$89,875

Consumer Products - 0.5%
Elizabeth Arden, Inc., 7.375%, 3/15/21	$48,000	$43,200
Prestige Brands, Inc., 8.125%, 2/01/20	30,000	32,250
Prestige Brands, Inc., 5.375%, 12/15/21 (n)	55,000	53,763
Spectrum Brands, Inc., 6.375%, 11/15/20	110,000	116,600
Spectrum Brands, Inc., 6.125%, 12/15/24 (n)	10,000	10,425

		$256,238
Consumer Services - 1.2%
ADT Corp., 6.25%, 10/15/21	$100,000	$105,969
Garda World Security Corp., 7.25%, 11/15/21 (n)	60,000	58,500
Garda World Security Corp., 7.25%, 11/15/21 (n)	30,000	29,250
Grupo Posadas S.A.B. de C.V., 7.875%, 11/30/17	150,000	145,500
Monitronics International, Inc., 9.125%, 4/01/20	145,000	134,850
Multi-Color Corp., 6.125%, 12/01/22 (n)	40,000	40,450
Service Corp. International, 5.375%, 5/15/24	50,000	52,010

		$566,529
Containers - 2.2%
Ardagh Packaging Finance PLC, 9.125%, 10/15/20 (n)	$200,000	$212,000
Berry Plastics Group, Inc., 9.75%, 1/15/21	20,000	22,200
Berry Plastics Group, Inc., 5.5%, 5/15/22	125,000	127,813
Crown American LLC, 4.5%, 1/15/23	85,000	85,000
Owens-Brockway Glass Container, Inc., 5%, 1/15/22 (n)	25,000	25,969
Reynolds Group, 7.125%, 4/15/19	175,000	181,234
Reynolds Group, 5.75%, 10/15/20	50,000	51,125
Reynolds Group, 8.25%, 2/15/21	115,000	116,869
Sealed Air Corp., 4.875%, 12/01/22 (n)	80,000	81,600
Sealed Air Corp., 5.125%, 12/01/24 (n)	10,000	10,263
Signode Industrial Group, 6.375%, 5/01/22 (n)	100,000	95,000

		$1,009,073
Defense Electronics - 0.3%
Ducommun, Inc., 9.75%, 7/15/18	$133,000	$141,978

Electrical Equipment - 0.0%
Avaya, Inc., 10.5%, 3/01/21 (z)	$20,000	$16,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Electronics - 1.1%
Advanced Micro Devices, Inc., 6.75%, 3/01/19	$110,000	$104,500
Advanced Micro Devices, Inc., 7.5%, 8/15/22	35,000	33,031
Advanced Micro Devices, Inc., 7%, 7/01/24	25,000	21,813
Micron Technology, Inc., 5.875%, 2/15/22 (n)	40,000	42,000
Micron Technology, Inc., 5.5%, 2/01/25 (n)	50,000	50,250
Nokia Corp., 5.375%, 5/15/19	80,000	87,400
Nokia Corp., 6.625%, 5/15/39	25,000	27,938
Sensata Technologies B.V., 6.5%, 5/15/19 (n)	105,000	109,463
Sensata Technologies B.V., 5.625%, 11/01/24 (z)	40,000	42,300

		$518,695
Emerging Market Quasi-Sovereign - 0.1%
NOVA Chemicals Corp., 5%, 5/01/25 (n)	$38,000	$39,425

Emerging Market Sovereign - 0.1%
Republic of Venezuela, 7%, 3/31/38	$203,000	$64,453

Energy - Independent - 4.5%
Afren PLC, 11.5%, 2/01/16 (n)	$200,000	$70,000
American Energy-Permian Basin LLC, 7.125%, 11/01/20 (n)	35,000	25,550
American Energy-Permian Basin LLC, 7.375%, 11/01/21 (n)	135,000	99,900
Antero Resources Finance Corp., 6%, 12/01/20	70,000	69,650
Antero Resources Finance Corp., 5.375%, 11/01/21	85,000	82,875
Baytex Energy Corp., 5.125%, 6/01/21 (n)	35,000	30,363
Baytex Energy Corp., 5.625%, 6/01/24 (n)	95,000	81,463
BreitBurn Energy Partners LP, 8.625%, 10/15/20	50,000	35,375
BreitBurn Energy Partners LP, 7.875%, 4/15/22	80,000	51,200
Chaparral Energy, Inc., 7.625%, 11/15/22	100,000	58,000
Concho Resources, Inc., 5.5%, 4/01/23	20,000	20,000
EP Energy LLC, 6.875%, 5/01/19	35,000	35,438
EP Energy LLC, 9.375%, 5/01/20	110,000	110,825
EP Energy LLC, 7.75%, 9/01/22	150,000	142,313
Halcon Resources Corp., 8.875%, 5/15/21	140,000	93,100
Hilcorp Energy I/Hilcorp Finance Co., 8%, 2/15/20 (n)	40,000	40,800
Hilcorp Energy I/Hilcorp Finance Co., 5%, 12/01/24 (n)	20,000	18,000
Linn Energy LLC/Linn Energy Finance Corp., 8.625%, 4/15/20	5,000	3,950
Linn Energy LLC/Linn Energy Finance Corp., 7.75%, 2/01/21	160,000	120,800
Linn Energy LLC/Linn Energy Finance Corp., 6.5%, 9/15/21	45,000	33,075
MEG Energy Corp., 6.5%, 3/15/21 (n)	85,000	76,925
MEG Energy Corp., 7%, 3/31/24 (n)	75,000	67,875
Northern Blizzard Resources, Inc., 7.25%, 2/01/22 (n)	80,000	66,400
Oasis Petroleum, Inc., 6.875%, 3/15/22	135,000	124,284
QEP Resources, Inc., 5.25%, 5/01/23	25,000	23,688
Rosetta Resources, Inc., 5.625%, 5/01/21	65,000	61,263
RSP Permian, Inc., 6.625%, 10/01/22 (n)	65,000	64,594
Sanchez Energy Corp., 6.125%, 1/15/23 (n)	145,000	128,325
SandRidge Energy, Inc., 8.125%, 10/15/22	75,000	51,000
SM Energy Co., 6.5%, 11/15/21	120,000	117,600
SM Energy Co., 6.125%, 11/15/22 (n)	50,000	48,250
Whiting Petroleum Corp., 5.75%, 3/15/21	20,000	19,025

		$2,071,906
Entertainment - 1.0%
Activision Blizzard, Inc., 6.125%, 9/15/23 (n)	$95,000	$103,550
Cedar Fair LP, 5.25%, 3/15/21	105,000	106,575

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Entertainment - continued
Cedar Fair LP, 5.375%, 6/01/24 (n)	$35,000	$35,350
Cinemark USA, Inc., 5.125%, 12/15/22	50,000	49,750
NCL Corp. Ltd., 5.25%, 11/15/19 (n)	75,000	75,938
Six Flags Entertainment Corp., 5.25%, 1/15/21 (n)	90,000	91,125

		$462,288
Financial Institutions - 2.8%
Aircastle Ltd., 5.125%, 3/15/21	$40,000	$40,500
Aircastle Ltd., 5.5%, 2/15/22	10,000	10,302
Aviation Capital Group, 4.625%, 1/31/18 (n)	55,000	56,946
Aviation Capital Group, 6.75%, 4/06/21 (n)	25,000	28,125
CIT Group, Inc., 5.25%, 3/15/18	40,000	41,500
CIT Group, Inc., 6.625%, 4/01/18 (n)	119,000	128,223
CIT Group, Inc., 5.5%, 2/15/19 (n)	148,000	157,013
CIT Group, Inc., 5%, 8/15/22	35,000	36,794
Icahn Enterprises LP, 6%, 8/01/20	55,000	57,536
Icahn Enterprises LP, 5.875%, 2/01/22	110,000	112,475
Nationstar Mortgage LLC/Capital Corp., 6.5%, 8/01/18	60,000	55,650
Nationstar Mortgage LLC/Capital Corp., 7.875%, 10/01/20	305,000	282,125
SLM Corp., 4.875%, 6/17/19	21,000	21,158
SLM Corp., 8%, 3/25/20	135,000	149,850
SLM Corp., 7.25%, 1/25/22	60,000	65,250
SLM Corp., 6.125%, 3/25/24	50,000	48,750

		$1,292,197
Food & Beverages - 0.8%
B&G Foods, Inc., 4.625%, 6/01/21	$15,000	$14,925
Constellation Brands, Inc., 3.75%, 5/01/21	10,000	10,100
Constellation Brands, Inc., 4.25%, 5/01/23	95,000	97,375
Darling Ingredients, Inc., 5.375%, 1/15/22	75,000	74,813
H.J. Heinz Co., 4.25%, 10/15/20	70,000	70,569
Sun Merger Sub, Inc., 5.875%, 8/01/21 (n)	100,000	102,750

		$370,532
Forest & Paper Products - 0.3%
Appvion, Inc., 9%, 6/01/20 (n)	$70,000	$47,513
Rayonier AM Products, Inc., 5.5%, 6/01/24 (z)	20,000	17,050
Tembec Industries, Inc., 9%, 12/15/19 (n)	60,000	59,250

		$123,813
Gaming & Lodging - 2.1%
CCM Merger, Inc., 9.125%, 5/01/19 (n)	$150,000	$162,000
Chester Downs & Marina LLC, 9.25%, 2/01/20 (n)	45,000	32,175
Greektown Holdings LLC, 8.875%, 3/15/19 (n)	145,000	146,088
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp., 5.625%, 10/15/21	120,000	126,600
Isle of Capri Casinos, Inc., 8.875%, 6/15/20	35,000	37,013
Isle of Capri Casinos, Inc., 5.875%, 3/15/21	65,000	67,438
MGM Resorts International, 6.625%, 12/15/21	90,000	94,500
MGM Resorts International, 6%, 3/15/23	65,000	65,650
Ryman Hospitality Properties, Inc., REIT, 5%, 4/15/21	120,000	120,300
Wynn Las Vegas LLC, 7.75%, 8/15/20	95,000	100,938

		$952,702
Industrial - 1.0%
Anixter, Inc., 5.125%, 10/01/21	$75,000	$76,781
Dematic S.A., 7.75%, 12/15/20 (n)	180,000	187,650

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Industrial - continued
Howard Hughes Corp., 6.875%, 10/01/21 (n)	$105,000	$109,725
SPL Logistics Escrow LLC, 8.875%, 8/01/20 (n)	90,000	93,375

		$467,531
Machinery & Tools - 1.1%
CNH America LLC, 7.25%, 1/15/16	$50,000	$52,100
H&E Equipment Services Co., 7%, 9/01/22	110,000	104,775
Jurassic Holdings III, Inc., 6.875%, 2/15/21 (n)	95,000	81,225
Light Tower Rentals, Inc., 8.125%, 8/01/19 (n)	110,000	75,625
RSC Equipment Rental, Inc., 8.25%, 2/01/21	140,000	151,375
United Rentals North America, Inc., 7.625%, 4/15/22	48,000	52,790

		$517,890
Major Banks - 1.4%
Bank of America Corp., FRN, 5.2%, 12/31/49	$140,000	$133,700
JPMorgan Chase & Co., 6% to 8/01/23, FRN to 12/29/49	135,000	136,308
RBS Capital Trust II, 6.425% to 1/03/34, FRN to 12/29/49	95,000	103,550
Royal Bank of Scotland Group PLC, 7.648% to 9/30/31, FRN to 8/29/49	150,000	179,250
Royal Bank of Scotland Group PLC, 6.99% to 10/04/17, FRN to 10/29/49 (n)	100,000	115,000

		$667,808
Medical & Health Technology & Services - 3.8%
CHS/Community Health Systems, Inc., 5.125%, 8/01/21	$15,000	$15,581
CHS/Community Health Systems, Inc., 6.875%, 2/01/22	185,000	196,493
Davita, Inc., 6.625%, 11/01/20	275,000	289,438
Davita, Inc., 5.125%, 7/15/24	45,000	46,251
Fresenius Medical Care Capital Trust III, 5.875%, 1/31/22 (n)	15,000	16,744
HCA, Inc., 7.5%, 2/15/22	150,000	175,785
HCA, Inc., 5.875%, 3/15/22	45,000	50,175
HCA, Inc., 5%, 3/15/24	65,000	69,550
HCA, Inc., 5.375%, 2/01/25	60,000	61,650
HealthSouth Corp., 8.125%, 2/15/20	175,000	182,438
Kindred Escrow Corp. II, 8%, 1/15/20 (z)	50,000	53,060
LifePoint Hospitals, Inc., 5.5%, 12/01/21	150,000	157,688
Tenet Healthcare Corp., 8%, 8/01/20	165,000	174,075
Tenet Healthcare Corp., 4.5%, 4/01/21	120,000	121,200
Tenet Healthcare Corp., 8.125%, 4/01/22	70,000	78,925
Universal Health Services, Inc., 7.625%, 8/15/20	105,000	91,875

		$1,780,928
Medical Equipment - 0.5%
Biomet, Inc., 6.5%, 8/01/20	$56,000	$59,710
Physio-Control International, Inc., 9.875%, 1/15/19 (n)	62,000	66,185
Teleflex, Inc., 6.875%, 6/01/19	50,000	52,000
Teleflex, Inc., 5.25%, 6/15/24 (n)	55,000	55,550

		$233,445
Metals & Mining - 2.8%
ArcelorMittal S.A., 6.75%, 2/25/22	$30,000	$31,875
ArcelorMittal S.A., 7.5%, 3/01/41	45,000	46,181
Arch Coal, Inc., 8%, 1/15/19 (n)	45,000	18,900
Arch Coal, Inc., 7.25%, 10/01/20	35,000	9,713
Century Aluminum Co., 7.5%, 6/01/21 (n)	110,000	114,125
Commercial Metals Co., 4.875%, 5/15/23	75,000	70,875
Consol Energy, Inc., 6.375%, 3/01/21	35,000	33,775
Consol Energy, Inc., 5.875%, 4/15/22	80,000	69,400

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Metals & Mining - continued
EVRAZ, Inc. N.A. Canada, 7.5%, 11/15/19 (n)	$85,000	$72,888
First Quantum Minerals Ltd., 7.25%, 10/15/19 (n)	200,000	173,500
Fortescue Metals Group Ltd., 8.25%, 11/01/19 (n)	125,000	110,938
GrafTech International Co., 6.375%, 11/15/20	100,000	84,000
Hudbay Minerals, Inc., 9.5%, 10/01/20	20,000	19,450
Lundin Mining Corp., 7.5%, 11/01/20 (n)	50,000	49,500
Lundin Mining Corp., 7.875%, 11/01/22 (n)	50,000	49,500
Steel Dynamics, Inc., 5.125%, 10/01/21 (n)	45,000	46,013
Steel Dynamics, Inc., 5.25%, 4/15/23	20,000	20,400
Steel Dynamics, Inc., 5.5%, 10/01/24 (n)	45,000	45,900
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	50,000	51,500
Suncoke Energy Partners LP/Suncoke Energy Partners Finance Corp., 7.375%, 2/01/20 (n)	30,000	30,900
Suncoke Energy, Inc., 7.625%, 8/01/19	33,000	33,825
TMS International Corp., 7.625%, 10/15/21 (n)	70,000	69,650
Walter Energy, Inc., 9.5%, 10/15/19 (n)	50,000	32,750
Walter Energy, Inc., 8.5%, 4/15/21	55,000	7,150

		$1,292,708
Midstream - 3.3%
AmeriGas Finance LLC, 6.75%, 5/20/20	$150,000	$156,000
Blue Racer Midstream LLC/Blue Racer Finance Corp., 6.125%, 11/15/22 (n)	30,000	29,700
Crestwood Midstream Partners LP, 6%, 12/15/20	95,000	92,625
Crestwood Midstream Partners LP, 6.125%, 3/01/22	55,000	53,488
El Paso Corp., 7.75%, 1/15/32	195,000	243,812
Energy Transfer Equity LP, 7.5%, 10/15/20	135,000	150,215
Ferrellgas LP/Ferrellgas Finance Corp., 6.5%, 5/01/21	60,000	58,800
Ferrellgas LP/Ferrellgas Finance Corp., 6.75%, 1/15/22	120,000	117,000
MarkWest Energy Partners LP/MarkWest Energy Finance Corp., 5.5%, 2/15/23	155,000	159,456
Sabine Pass Liquefaction LLC, 5.625%, 4/15/23	145,000	145,000
Sabine Pass Liquefaction LLC, 5.75%, 5/15/24	100,000	100,500
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 7.5%, 7/01/21	65,000	68,413
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 5.5%, 8/15/22	60,000	57,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5%, 1/15/18 (n)	25,000	25,495
Targa Resources Partners LP/Targa Resources Finance Corp., 4.125%, 11/15/19 (n)	50,000	48,750
Targa Resources Partners LP/Targa Resources Finance Corp., 5.25%, 5/01/23	25,000	24,875

		$1,531,879
Network & Telecom - 0.9%
Centurylink, Inc., 6.45%, 6/15/21	$20,000	$21,650
Centurylink, Inc., 6.75%, 12/01/23	30,000	33,488
Centurylink, Inc., 7.65%, 3/15/42	95,000	95,950
Citizens Communications Co., 9%, 8/15/31	100,000	108,000
Frontier Communications Corp., 8.125%, 10/01/18	30,000	33,638
Telecom Italia Capital, 6%, 9/30/34	35,000	35,963
Windstream Corp., 7.75%, 10/15/20	80,000	83,000

		$411,689
Oil Services - 0.6%
Bristow Group, Inc., 6.25%, 10/15/22	$105,000	$100,013
Pacific Drilling S.A., 5.375%, 6/01/20 (n)	145,000	108,388
Shale-Inland Holdings LLC/Finance Co., 8.75%, 11/15/19 (n)	80,000	72,800
Unit Corp., 6.625%, 5/15/21	4,000	3,760

		$284,961

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Oils - 0.2%
CITGO Petroleum Corp., 6.25%, 8/15/22 (n)	$95,000	$92,150

Other Banks & Diversified Financials - 0.6%
Groupe BPCE S.A., 12.5% to 9/30/19, FRN to 8/29/49 (n)	$200,000	$269,626

Pharmaceuticals - 1.1%
Endo Finance LLC/Endo Finco, Inc., 7.25%, 1/15/22 (n)	$135,000	$143,438
Mallinckrodt International Finance S.A., 5.75%, 8/01/22 (n)	90,000	92,925
Valeant Pharmaceuticals International, Inc., 7%, 10/01/20 (n)	150,000	158,063
Valeant Pharmaceuticals International, Inc., 7.25%, 7/15/22 (n)	55,000	58,713
Valeant Pharmaceuticals International, Inc., 5.5%, 3/01/23 (n)	20,000	20,500
Vantage Point Imaging, 7.5%, 7/15/21 (n)	45,000	49,275

		$522,914
Precious Metals & Minerals - 0.6%
Aurico Gold, Inc., 7.75%, 4/01/20 (n)	$145,000	$140,650
Eldorado Gold Corp., 6.125%, 12/15/20 (n)	130,000	128,213

		$268,863
Printing & Publishing - 0.6%
American Media, Inc., 13.5%, 6/15/18 (z)	$23,764	$25,160
Gannett Co., Inc., 4.875%, 9/15/21 (n)	25,000	25,000
Gannett Co., Inc., 6.375%, 10/15/23	60,000	63,900
Lamar Media Corp., 5%, 5/01/23	70,000	70,525
Nielsen Finance LLC, 5%, 4/15/22 (n)	80,000	80,200

		$264,785
Railroad & Shipping - 0.2%
Watco Cos. LLC, 6.375%, 4/01/23 (n)	$80,000	$80,000

Real Estate - Healthcare - 0.6%
Aviv Healthcare Properties LP/Aviv Healthcare, REIT, 6%, 10/15/21	$120,000	$125,400
MPT Operating Partnership LP, REIT, 6.375%, 2/15/22	160,000	172,000

		$297,400
Real Estate - Other - 1.0%
CNL Lifestyle Properties, Inc., REIT, 7.25%, 4/15/19	$75,000	$76,500
DuPont Fabros Technology LP, REIT, 5.875%, 9/15/21	170,000	176,375
EPR Properties, REIT, 5.75%, 8/15/22	65,000	72,694
Felcor Lodging LP, REIT, 5.625%, 3/01/23	125,000	127,188

		$452,757
Retailers - 1.1%
Best Buy Co., Inc., 5.5%, 3/15/21	$130,000	$134,225
Bon Ton Stores, Inc., 8%, 6/15/21	70,000	57,050
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21 (z)	15,000	14,025
Jo-Ann Stores Holdings, Inc., 9.75%, 10/15/19 (n)(p)	80,000	66,000
Limited Brands, Inc., 6.95%, 3/01/33	40,000	43,100
Neiman Marcus Group Ltd., 8%, 10/15/21 (n)	50,000	51,750
Rite Aid Corp., 9.25%, 3/15/20	70,000	76,825
Sally Beauty Holdings, Inc., 6.875%, 11/15/19	45,000	47,756

		$490,731
Specialty Chemicals - 0.1%
Chemtura Corp., 5.75%, 7/15/21	$65,000	$63,375

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Bonds - continued
Specialty Stores - 0.8%
Group 1 Automotive, Inc., 5%, 6/01/22 (n)	$125,000	$123,438
Michaels Stores, Inc., 5.875%, 12/15/20 (n)	60,000	60,750
Office Depot de Mexico S.A. de C.V., 6.875%, 9/20/20 (n)	200,000	211,000

		$395,188
Telecommunications - Wireless - 3.8%
Digicel Group Ltd., 7.125%, 4/01/22 (n)	$200,000	$181,190
Eileme 2 AB, 11.625%, 1/31/20 (n)	200,000	226,315
Numericable Group S.A., 6%, 5/15/22 (n)	200,000	204,580
Sprint Capital Corp., 6.875%, 11/15/28	105,000	96,600
Sprint Corp., 7.875%, 9/15/23	145,000	146,994
Sprint Corp., 7.125%, 6/15/24	75,000	72,938
Sprint Nextel Corp., 9%, 11/15/18 (n)	50,000	57,625
Sprint Nextel Corp., 6%, 11/15/22	110,000	102,575
T-Mobile USA, Inc., 6.125%, 1/15/22	10,000	10,288
T-Mobile USA, Inc., 6.5%, 1/15/24	40,000	41,500
T-Mobile USA, Inc., 6.464%, 4/28/19	25,000	25,906
T-Mobile USA, Inc., 6.25%, 4/01/21	140,000	144,550
T-Mobile USA, Inc., 6.633%, 4/28/21	50,000	51,913
Wind Acquisition Finance S.A., 4.75%, 7/15/20 (n)	200,000	195,000
Wind Acquisition Finance S.A., 7.375%, 4/23/21 (n)	200,000	194,000

		$1,751,974
Telephone Services - 0.3%
Cogent Communications Group, Inc., 8.375%, 2/15/18 (n)	$45,000	$47,025
Frontier Communications Corp., 6.25%, 9/15/21	30,000	30,900
Level 3 Financing, Inc., 8.625%, 7/15/20	45,000	49,073

		$126,998
Transportation - 0.1%
Far Eastern Shipping Co., 8%, 5/02/18 (n)	$200,000	$70,000

Transportation - Services - 1.4%
Aguila American Resources Ltd., 7.875%, 1/31/18 (n)	$150,000	$147,750
Jack Cooper Holdings Corp., 9.25%, 6/01/20 (n)	110,000	113,575
Navios Logistics Finance (U.S.), Inc., 7.25%, 5/01/22 (n)	35,000	33,425
Navios Maritime Acquisition Corp., 8.125%, 11/15/21 (n)	37,000	35,058
Navios Maritime Holding, Inc., 7.375%, 1/15/22 (n)	100,000	89,000
Stena AB, 7%, 2/01/24 (n)	200,000	187,000
Ultrapetrol (Bahamas) Ltd., 8.875%, 6/15/21	28,000	28,560

		$634,368
Utilities - Electric Power - 1.5%
AES Corp., 7.375%, 7/01/21	$40,000	$44,300
Calpine Corp., 5.375%, 1/15/23	45,000	45,450
Calpine Corp., 5.5%, 2/01/24	75,000	75,094
Covanta Holding Corp., 7.25%, 12/01/20	95,000	100,938
Covanta Holding Corp., 6.375%, 10/01/22	35,000	37,363
Covanta Holding Corp., 5.875%, 3/01/24	20,000	20,575
NRG Energy, Inc., 8.25%, 9/01/20	195,000	206,700
NRG Energy, Inc., 6.25%, 7/15/22	45,000	46,238
NRG Energy, Inc., 6.625%, 3/15/23	100,000	103,750

		$680,408
Total Bonds		$28,884,303

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - 33.8%
Aerospace - 1.0%
United Technologies Corp.	4,034	$463,023

Alcoholic Beverages - 0.8%
Diageo PLC, ADR	3,290	$388,648

Automotive - 0.0%
Accuride Corp. (a)	2,414	$10,622

Broadcasting - 1.0%
Time Warner, Inc.	5,583	$435,083

Brokerage & Asset Managers - 2.5%
BlackRock, Inc.	1,446	$492,377
NASDAQ OMX Group, Inc.	14,514	661,838

		$1,154,215
Business Services - 1.1%
Accenture PLC, “A”	5,899	$495,693

Chemicals - 1.9%
3M Co.	3,199	$519,198
PPG Industries, Inc.	1,641	365,746

		$884,944
Computer Software - Systems - 0.9%
International Business Machines Corp.	2,660	$407,805

Electrical Equipment - 2.4%
Danaher Corp.	6,850	$564,303
Tyco International PLC	13,669	557,832

		$1,122,135
Electronics - 1.0%
Texas Instruments, Inc.	8,916	$476,560

Energy - Independent - 1.1%
California Resources Corp. (a)	2,490	$12,749
Occidental Petroleum Corp.	6,227	498,160

		$510,909
Food & Beverages - 2.1%
General Mills, Inc.	7,766	$407,560
Nestle S.A., ADR	7,394	565,715

		$973,275
Food & Drug Stores - 1.5%
CVS Health Corp.	7,004	$687,513

General Merchandise - 0.9%
Target Corp.	5,392	$396,905

Insurance - 3.4%
Aon PLC	5,628	$506,801
MetLife, Inc.	7,806	362,979

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Common Stocks - continued
Insurance - continued
Travelers Cos., Inc.	6,730	$691,979

		$1,561,759
Major Banks - 1.4%
JPMorgan Chase & Co.	11,789	$641,086

Medical Equipment - 2.4%
Abbott Laboratories	6,294	$281,719
St. Jude Medical, Inc.	5,442	358,465
Thermo Fisher Scientific, Inc.	3,732	467,284

		$1,107,468
Other Banks & Diversified Financials - 1.0%
U.S. Bancorp	11,096	$465,033

Pharmaceuticals - 3.6%
Johnson & Johnson	5,974	$598,236
Merck & Co., Inc.	9,563	576,458
Pfizer, Inc.	15,129	472,781

		$1,647,475
Restaurants - 0.9%
McDonald’s Corp.	4,508	$416,720

Special Products & Services - 0.3%
iShares iBoxx $ High Yield Corporate Bond ETF	1,700	$153,391

Telephone Services - 1.3%
Verizon Communications, Inc.	13,056	$596,790

Tobacco - 1.3%
Philip Morris International, Inc.	7,655	$614,237
Total Common Stocks		$15,611,289

Floating Rate Loans (g)(r) - 1.7%
Aerospace - 0.2%
TransDigm, Inc., Term Loan C, 3.75%, 2/28/20	$76,359	$75,161

Business Services - 0.1%
Fleetcor Technologies, Inc., Term Loan B, 3.75%, 9/30/21	$26,241	$26,241

Conglomerates - 0.1%
Silver II U.S. Holdings LLC, Term Loan, 4%, 12/13/19	$61,387	$57,269

Consumer Services - 0.1%
Realogy Corp., Term Loan B, 3.75%, 3/05/20	$33,856	$33,272

Containers - 0.1%
Berry Plastics Group, Inc., Term Loan E, 3.75%, 1/06/21	$45,005	$44,314

Energy - Independent - 0.1%
MEG Energy Corp., Term Loan, 3.75%, 3/31/20	$45,488	$42,740

Entertainment - 0.1%
Cedar Fair LP, Term Loan B, 3.25%, 3/06/20	$43,246	$43,138

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

Floating Rate Loans (g)(r) - continued
Medical & Health Technology & Services - 0.2%
Community Health Systems, Inc., Term Loan D, 4.25%, 1/27/21	$15,598	$15,583
DaVita HealthCare Partners, Inc., Term Loan B, 3.5%, 6/24/21	77,363	76,927

		$92,510
Metals & Mining - 0.1%
FMG Resources Ltd., Term Loan B, 3.75%, 6/30/19	$50,045	$44,093

Retailers - 0.1%
Dollar Tree, Inc., Bridge Term Loan, 8/06/15 (o)	$70,000	$70,000

Supermarkets - 0.1%
Albertson’s Holdings LLC, Term Loan B4, 5.5%, 8/25/21	$53,754	$53,634

Telephone Services - 0.2%
Level 3 Financing, Inc., Term Loan B, 4.5%, 1/31/22	$78,444	$78,509

Transportation - Services - 0.2%
Commercial Barge Line Co., Term Loan, 7.5%, 9/20/19	$119,627	$118,880
Total Floating Rate Loans		$779,761

Money Market Funds - 0.6%
MFS Institutional Money Market Portfolio, 0.11%, at Net Asset Value (v)	289,364	$289,364
Total Investments		$45,564,717

Other Assets, Less Liabilities - 1.4%		638,110
Net Assets - 100.0%		$46,202,827

(a)	Non-income producing security.
(g)	The rate shown represents a weighted average coupon rate on settled positions at period end, unless otherwise indicated.
(i)	Interest only security for which the fund receives interest on notional principal (Par amount). Par amount shown is the notional principal and does not reflect the cost of the security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $11,149,429, representing 24.1% of net assets.
(o)	All or a portion of this position has not settled. Upon settlement date, interest rates for unsettled amounts will be determined. The rate shown, if any, represents the weighted average coupon rate for settled amounts.
(p)	Payment-in-kind security.
(r)	Remaining maturities of floating rate loans may be less than stated maturities shown as a result of contractual or optional prepayments by the borrower. Such prepayments cannot be predicted with certainty. These loans may be subject to restrictions on resale. Floating rate loans generally have rates of interest which are determined periodically by reference to a base lending rate plus a premium.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Media, Inc., 13.5%, 6/15/18	12/22/10	$23,980	$25,160
Avaya, Inc., 10.5%, 3/01/21	12/11/14-12/15/14	16,422	16,375
DriveTime Automotive Group, Inc./DT Acceptance Corp., 8%, 6/01/21	12/08/14	14,189	14,025
Falcon Franchise Loan LLC, FRN, 20.252%, 1/05/25	1/29/03	1,567	5,169
Kindred Escrow Corp. II, 8%, 1/15/20	12/11/14-12/12/14	50,000	53,060
LGE Holdco VI B.V., 7.125%, 5/15/24	7/21/11-1/17/12	141,411	127,831
Morgan Stanley Capital I, Inc., FRN, 1.418%, 4/28/39	7/20/04	1,960	769

Portfolio of Investments (unaudited) – continued

Restricted Securities - continued	Acquisition Date	Cost	Value
Rayonier AM Products, Inc., 5.5%, 6/01/24	12/22/14	$16,501	$17,050
Sensata Technologies B.V., 5.625%, 11/01/24	10/07/14-10/16/14	40,183	42,300
Total Restricted Securities			$301,739
% of Net assets			0.7%

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

EUR	Euro

Derivative Contracts at 1/31/15

Forward Foreign Currency Exchange Contracts at 1/31/15

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	EUR	Credit Suisse Group	58,755	4/10/15	$70,066	$66,431	$3,635

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/15 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk).

Supplemental Information (unaudited) – continued

Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of January 31, 2015 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities	$15,611,289	$—	$—	$15,611,289
Non-U.S. Sovereign Debt	—	103,878	—	103,878
U.S. Corporate Bonds	—	22,276,183	—	22,276,183
Commercial Mortgage-Backed Securities	—	39,299	—	39,299
Foreign Bonds	—	6,464,943	—	6,464,943
Floating Rate Loans	—	779,761	—	779,761
Mutual Funds	289,364	—	—	289,364
Total Investments	$15,900,653	$29,664,064	$—	$45,564,717

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$3,635	$—	$3,635

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$43,235,706
Gross unrealized appreciation	4,534,455
Gross unrealized depreciation	(2,205,444)
Net unrealized appreciation (depreciation)	$2,329,011

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,172,304	1,497,715	(2,380,655)	289,364

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$216	$289,364

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SPECIAL VALUE TRUST

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President

Date: March 17, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	ROBIN A. STELMACH
Robin A. Stelmach, President (Principal Executive Officer)

Date: March 17, 2015

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 17, 2015

*	Print name and title of each signing officer under his or her signature.